Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
YieldMax AMD Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ AMD Option Income Strategy ETF
Class Name	YieldMax™ AMD Option Income Strategy ETF
Trading Symbol	AMDY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ AMD Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/AMDY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AMD Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/AMDY
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AMD Option Income Strategy ETF	$139	1.23%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends. The underlying AMD’s positive performance led to the Fund’s ability to capture a portion of the upside. Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying AMD consistently higher implied volatility throughout the year with some months higher than others. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. As the underlying AMD performed well, AMDY was able to capture a nice portion of that upside.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (09/18/2023)
YieldMax™ AMD Option Income Strategy ETF - at NAV	25.62%	16.25%
S&P 500® Total Return Index	38.02%	26.58%

Performance Inception Date	Sep. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/AMDY for more recent performance information.
Net Assets	$ 121,221,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 859,191
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$121,221
Number of Holdings	11
Total Advisory Fee Paid	$859,191
Annual Portfolio Turnover	37%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	33.4
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	24.2
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	24.1
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	24.0
First American Government Obligations Fund - Class X, 4.78%	4.5
Advanced Micro Devices, Inc., Expiration: 11/15/2024; Exercise Price: $165.00	0.4
Advanced Micro Devices, Inc., Expiration: 11/08/2024; Exercise Price: $165.00	0.2
Advanced Micro Devices, Inc., Expiration: 11/08/2024; Exercise Price: $160.00	0.0*
Advanced Micro Devices, Inc., Expiration: 11/08/2024; Exercise Price: $150.00	(0.0)^
Advanced Micro Devices, Inc., Expiration: 11/08/2024; Exercise Price: $157.50	-0.5

*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax ABNB Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ ABNB Option Income Strategy ETF
Class Name	YieldMax™ ABNB Option Income Strategy ETF
Trading Symbol	ABNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ ABNB Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/ABNY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ ABNB Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/ABNY
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ ABNB Option Income Strategy ETF	$36	1.06%

The Fund commenced operations on June 24, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	1.06%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on June 24, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated negative total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture. It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

The implied volatility of the underlying index plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying ABNY saw implied volatility differ across the months it has been live. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended October 31, 2024	Since Inception (06/24/2024)
YieldMax™ ABNB Option Income Strategy ETF - at NAV	-7.19%
S&P 500® Total Return Index	5.18%

Performance Inception Date	Jun. 24, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/ABNY for more recent performance information.
Net Assets	$ 16,743,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 32,776
Investment Company, Portfolio Turnover	46.00%	[1]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$16,743
Number of Holdings	13
Total Advisory Fee Paid	$32,776
Portfolio Turnover	46%*
*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	23.9
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	22.1
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	18.0
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	16.7
Airbnb, Inc., Expiration: 12/20/2024; Exercise Price: $130.00	8.9
First American Government Obligations Fund - Class X, 4.78%	3.4
Airbnb, Inc., Expiration: 11/01/2024; Exercise Price: $141.00	0.0*
Airbnb, Inc., Expiration: 11/08/2024; Exercise Price: $155.00	0.0*
Airbnb, Inc., Expiration: 11/08/2024; Exercise Price: $152.50	0.0*
Airbnb, Inc., Expiration: 11/08/2024; Exercise Price: $142.00	(0.0)^

*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no material changes during the reporting period.
YieldMax AI Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ AI Option Income Strategy ETF
Class Name	YieldMax™ AI Option Income Strategy ETF
Trading Symbol	AIYY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ AI Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/AIYY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AI Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/AIYY
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AI Option Income Strategy ETF	$131	1.67%

The Fund commenced operations on November 27, 2023. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.67%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on November 27, 2023. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated negative total returns primarily due to the negative performance of its underlying AI during the reporting period. Due to consistently higher implied volatility, it was still paying out substantial monthly dividends.It is worth noting that the Fund was not live for the entire reporting period. Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying AI saw consistently higher volatility.As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended October 31, 2024	Since Inception (11/27/2023)
YieldMax™ AI Option Income Strategy ETF - at NAV	-30.62%
S&P 500® Total Return Index	27.01%

Performance Inception Date	Nov. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/AIYY for more recent performance information.
Net Assets	$ 34,272,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 244,540
Investment Company, Portfolio Turnover	4.00%	[2]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$34,272
Number of Holdings	11
Total Advisory Fee Paid	$244,540
Portfolio Turnover	4%*
*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	27.9
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	27.9
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	20.8
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	19.9
C3.ai, Inc., Expiration: 11/15/2024; Exercise Price: $25.00	4.4
First American Government Obligations Fund - Class X, 4.78%	1.0
C3.ai, Inc., Expiration: 11/08/2024; Exercise Price: $30.00	0.2
C3.ai, Inc., Expiration: 11/08/2024; Exercise Price: $29.00	0.0*
C3.ai, Inc., Expiration: 11/08/2024; Exercise Price: $26.00	-0.1
C3.ai, Inc., Expiration: 11/08/2024; Exercise Price: $27.50	-0.8

*	Less than 0.05% of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax AMZN Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ AMZN Option Income Strategy ETF
Class Name	YieldMax™ AMZN Option Income Strategy ETF
Trading Symbol	AMZY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ AMZN Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/AMZY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AMZN Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/AMZY
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AMZN Option Income Strategy ETF	$136	1.17%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying AMZN implied volatility vary.As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. As the underlying AMZN performed well, AMZY was able to capture a nice portion of that upside.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (07/24/2023)
YieldMax™ AMZN Option Income Strategy ETF - at NAV	32.51%	32.52%
S&P 500® Total Return Index	38.02%	21.14%

Performance Inception Date	Jul. 24, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/AMZY for more recent performance information.
Net Assets	$ 178,930,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 995,743
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$178,930
Number of Holdings	9
Total Advisory Fee Paid	$995,743
Annual Portfolio Turnover	27%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	28.1
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	27.6
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	26.8
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	16.5
Amazon.com, Inc., Expiration: 11/15/2024; Exercise Price: $185.00	5.0
First American Government Obligations Fund - Class X, 4.78%	0.6
Amazon.com, Inc., Expiration: 11/01/2024; Exercise Price: $207.50	0.3
Amazon.com, Inc., Expiration: 11/01/2024; Exercise Price: $195.00	-1.5
Amazon.com, Inc., Expiration: 11/15/2024; Exercise Price: $185.01	-4.1

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax AAPL Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ AAPL Option Income Strategy ETF
Class Name	YieldMax™ AAPL Option Income Strategy ETF
Trading Symbol	APLY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ AAPL Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/APLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AAPL Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/APLY
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AAPL Option Income Strategy ETF	$117	1.06%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying AAPL saw consistent implied volatility levels throughout the past year which led to more consistent dividend payouts. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. The Fund’s performance was positive over the year due to the underlying AAPL movement higher plus the additional time premiums captured.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (04/17/2023)
YieldMax™ AAPL Option Income Strategy ETF - at NAV	21.14%	14.65%
S&P 500® Total Return Index	38.02%	24.76%

Performance Inception Date	Apr. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/APLY for more recent performance information.
Net Assets	$ 92,464,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 657,628
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$92,464
Number of Holdings	9
Total Advisory Fee Paid	$657,628
Annual Portfolio Turnover	20%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	31.0
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	22.4
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	19.1
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	19.1
Apple, Inc., Expiration: 12/20/2024; Exercise Price: $225.00	4.5
First American Government Obligations Fund - Class X, 4.78%	1.0
Apple, Inc., Expiration: 11/01/2024; Exercise Price: $245.00	0.1
Apple, Inc., Expiration: 11/01/2024; Exercise Price: $237.50	-0.2
Apple, Inc., Expiration: 12/20/2024; Exercise Price: $225.01	-3.6

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax(TM) BABA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ BABA Option Income Strategy ETF
Class Name	YieldMax™ BABA Option Income Strategy ETF
Trading Symbol	BABO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ BABA Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/BABO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ BABA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/BABO
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ BABA Option Income Strategy ETF	$27	1.07%

The Fund commenced operations on August 7, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	1.07%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on August 7, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture. It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

The implied volatility of the underlying index plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying BABA high implied volatility. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended October 31, 2024	Since Inception (08/07/2024)
YieldMax™ BABA Option Income Strategy ETF - at NAV	15.00%
S&P 500® Total Return Index	10.08%

Performance Inception Date	Aug. 07, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/BABO for more recent performance information.
Net Assets	$ 21,016,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 23,702
Investment Company, Portfolio Turnover	16.00%	[3]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$21,016
Number of Holdings	11
Total Advisory Fee Paid	$23,702
Portfolio Turnover	16%*
*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	23.6
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	23.5
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	23.5
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	23.1
First American Government Obligations Fund - Class X, 4.78%	0.9
Alibaba Group Holding Ltd., Expiration: 11/15/2024; Exercise Price: $110.00	0.9
Alibaba Group Holding Ltd., Expiration: 11/01/2024; Exercise Price: $103.00	(0.0)*
Alibaba Group Holding Ltd., Expiration: 11/01/2024; Exercise Price: $100.00	(0.0)*
Alibaba Group Holding Ltd., Expiration: 11/08/2024; Exercise Price: $103.00	(0.0)*
Alibaba Group Holding Ltd., Expiration: 11/01/2024; Exercise Price: $101.00	-0.1

*	Less than -0.05% of net assets.

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax COIN Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ COIN Option Income Strategy ETF
Class Name	YieldMax™ COIN Option Income Strategy ETF
Trading Symbol	CONY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ COIN Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/CONY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ COIN Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/CONY
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ COIN Option Income Strategy ETF	$160	1.22%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated slightly positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying COIN saw consistently higher implied volatility with some periods higher than others. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. CONY was able to capture a portion of the upside moves in COIN. As the underlying COIN saw drawdowns mixed in, especially towards the end of the reporting period, CONY also had uneven returns where the additional premiums sold augmented the total return.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (08/14/2023)
YieldMax™ COIN Option Income Strategy ETF - at NAV	62.36%	54.82%
S&P 500® Total Return Index	38.02%	23.62%

Performance Inception Date	Aug. 14, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/CONY for more recent performance information.
Net Assets	$ 655,235,000
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 4,383,746
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$655,235
Number of Holdings	16
Total Advisory Fee Paid	$4,383,746
Annual Portfolio Turnover	27%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	17.2
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	30.6
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	30.6
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	31.2
Coinbase Global, Inc., Expiration: 11/15/2024; Exercise Price: $215.00	1.9
First American Government Obligations Fund - Class X, 4.78%	0.6
Coinbase Global, Inc., Expiration: 12/20/2024; Exercise Price: $190.00	0.3
Coinbase Global, Inc., Expiration: 11/08/2024; Exercise Price: $220.00	0.2
Coinbase Global, Inc., Expiration: 11/08/2024; Exercise Price: $235.00	0.1
Coinbase Global, Inc., Expiration: 11/08/2024; Exercise Price: $232.50	0.1

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMaxTM Short TSLA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Short TSLA Option Income Strategy ETF
Class Name	YieldMax™ Short TSLA Option Income Strategy ETF
Trading Symbol	CRSH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Short TSLA Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/CRSH. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short TSLA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/CRSH
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short TSLA Option Income Strategy ETF	$51	1.13%

The Fund commenced operations on May 1, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.13%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on May 1, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

CRSH is part of the inverse YieldMax™ lineup that looks to be positioned synthetically short the underlying TSLA security while selling covered puts and/or covered put spreads. The Fund benefits when TSLA share price decreases, generates extrinsic premiums via option selling available as a distribution to investors, and has upside risk of the underlying. During the reporting period, the Fund generated negative total returns while paying out substantial monthly dividends.Selling covered puts or covered put spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the downside capture.It is worth noting that CRSH was not live during the entire reporting period.

What Factors Influenced Performance?

When the underlying moves higher, it can create losses for this inverse ETF. The implied volatility of the underlying index plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying TSLA saw a lull in implied volatility but picked up the later portion of the year.As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has upside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may give up a portion of the downside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended October 31, 2024	Since Inception (05/01/2024)
YieldMax™ Short TSLA Option Income Strategy ETF - at NAV	-20.88%
S&P 500® Total Return Index	14.47%

Performance Inception Date	May 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/CRSH for more recent performance information.
Net Assets	$ 23,084,000
Holdings Count | Holdings	14
Advisory Fees Paid, Amount	$ 50,016
Investment Company, Portfolio Turnover	64.00%	[4]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$23,084
Number of Holdings	14
Total Advisory Fee Paid	$50,016
Portfolio Turnover	64%*
*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	24.9
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	24.1
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	24.1
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	19.5
First American Government Obligations Fund - Class X, 4.78%	9.2
Tesla, Inc., Expiration: 12/20/2024; Exercise Price: $220.00	2.6
Tesla, Inc., Expiration: 11/08/2024; Exercise Price: $225.00	0.1
Tesla, Inc., Expiration: 11/01/2024; Exercise Price: $247.50	0.1
Tesla, Inc., Expiration: 11/01/2024; Exercise Price: $235.00	0.0*
Tesla, Inc., Expiration: 11/08/2024; Exercise Price: $245.00	-0.4

*	Less than 0.05% of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMaxTM Short NVDA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Short NVDA Option Income Strategy ETF
Class Name	YieldMax™ Short NVDA Option Income Strategy ETF
Trading Symbol	DIPS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Short NVDA Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/DIPS. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short NVDA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/DIPS
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short NVDA Option Income Strategy ETF	$25	0.99%

The Fund commenced operations on July 23, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.99%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on July 23, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

DIPS is part of the inverse YieldMax™ lineup that looks to be positioned synthetically short the underlying NVDA security while selling covered puts and/or covered put spreads. The Fund benefits when NVDA’s share price decreases, generates extrinsic premiums via option selling available as a distribution to investors, and has upside risk of the underlying. During the reporting period, the Fund generated negative total returns primarily due to its underlying NVDA moving higher. At the same time, it paid out substantial monthly dividends.Selling covered puts or covered put spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the downside capture.It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

When the underlying moves higher, it can create losses for this inverse ETF.The implied volatility of the underlying index plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying TSLA saw a lull in implied volatility but picked up the later portion of the year. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has upside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may give up a portion of the downside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended October 31, 2024	Since Inception (07/23/2024)
YieldMax™ Short NVDA Option Income Strategy ETF - at NAV	-15.83%
S&P 500® Total Return Index	3.06%

Performance Inception Date	Jul. 23, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/DIPS for more recent performance information.
Net Assets	$ 10,621,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 17,335
Investment Company, Portfolio Turnover	18.00%	[5]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$10,621
Number of Holdings	10
Total Advisory Fee Paid	$17,335
Portfolio Turnover	18%*
*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	27.7
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	27.7
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	27.7
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	27.6
First American Government Obligations Fund - Class X, 4.78%	1.9
NVIDIA Corp., Expiration: 11/08/2024; Exercise Price: $120.00	0.6
NVIDIA Corp., Expiration: 11/15/2024; Exercise Price: $107.00	0.3
NVIDIA Corp., Expiration: 11/15/2024; Exercise Price: $160.00	0.2
NVIDIA Corp., Expiration: 11/08/2024; Exercise Price: $128.00	-1.8
NVIDIA Corp., Expiration: 11/15/2024; Exercise Price: $107.02	-18.0

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax DIS Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ DIS Option Income Strategy ETF
Class Name	YieldMax™ DIS Option Income Strategy ETF
Trading Symbol	DISO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ DIS Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/DISO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ DIS Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/DISO
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ DIS Option Income Strategy ETF	$139	1.31%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying DIS uneven implied volatility.As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. As the underlying DIS performed well later in the period, DISO was able to capture a portion of that upside.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (08/24/2023)
YieldMax™ DIS Option Income Strategy ETF - at NAV	10.47%	9.87%
S&P 500® Total Return Index	38.02%	26.86%

Performance Inception Date	Aug. 24, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/DISO for more recent performance information.
Net Assets	$ 22,529,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 137,608
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$22,529
Number of Holdings	10
Total Advisory Fee Paid	$137,608
Annual Portfolio Turnover	20%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	30.8
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	18.1
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	17.7
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	17.7
Walt Disney Co., Expiration: 12/20/2024; Exercise Price: $90.00	9.1
First American Government Obligations Fund - Class X, 4.78%	4.9
Walt Disney Co., Expiration: 11/01/2024; Exercise Price: $99.00	0.0*
Walt Disney Co., Expiration: 11/08/2024; Exercise Price: $99.00	(0.0)^
Walt Disney Co., Expiration: 11/01/2024; Exercise Price: $97.00	-0.3
Walt Disney Co., Expiration: 12/20/2024; Exercise Price: $90.01	-2.6

*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax META Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ META Option Income Strategy ETF
Class Name	YieldMax™ META Option Income Strategy ETF
Trading Symbol	FBY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ META Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/FBY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ META Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/FBY
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ META Option Income Strategy ETF	$138	1.06%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated very positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying FBY saw an implied volatility that picked up the later portion of the year. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. As the underlying META performed very well, FBY was able to capture a nice portion of that upside.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (07/27/2023)
YieldMax™ META Option Income Strategy ETF - at NAV	59.90%	47.50%
S&P 500® Total Return Index	38.02%	21.65%

Performance Inception Date	Jul. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/FBY for more recent performance information.
Net Assets	$ 128,445,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 615,382
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$128,445
Number of Holdings	10
Total Advisory Fee Paid	$615,382
Annual Portfolio Turnover	16%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	20.9
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	22.1
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	22.1
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	22.1
First American Government Obligations Fund - Class X, 4.78%	2.2
Meta Platforms, Inc., Expiration: 12/20/2024; Exercise Price: $555.00	6.3
Meta Platforms, Inc., Expiration: 11/08/2024; Exercise Price: $645.00	0.1
Meta Platforms, Inc., Expiration: 11/08/2024; Exercise Price: $592.50	-0.1
Meta Platforms, Inc., Expiration: 11/08/2024; Exercise Price: $600.00	-0.5
Meta Platforms, Inc., Expiration: 12/20/2024; Exercise Price: $555.01	-3.6

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMaxTM Short COIN Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Short COIN Option Income Strategy ETF
Class Name	YieldMax™ Short COIN Option Income Strategy ETF
Trading Symbol	FIAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Short COIN Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/FIAT. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short COIN Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/FIAT
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short COIN Option Income Strategy ETF	$33	1.00%

The Fund commenced operations on July 9, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	1.00%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on July 9, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

FIAT is part of the inverse YieldMax™ lineup that looks to be positioned synthetically short the underlying COIN security while selling covered puts and/or covered put spreads. The Fund benefits when COIN’s share price decreases, generates extrinsic premiums via option selling available as a distribution to investors, and has upside risk of the underlying. During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends. It is worth noting that the Fund was not live for the entire reporting period.Selling covered puts or covered put spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the downside capture.

What Factors Influenced Performance?

When the underlying moves higher, it can create losses for this inverse ETF.The implied volatility of the underlying index plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying COIN saw a higher implied volatility in its limited history. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has upside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may give up a portion of the downside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended October 31, 2024	Since Inception (07/09/2024)
YieldMax™ Short COIN Option Income Strategy ETF - at NAV	9.61%
S&P 500® Total Return Index	2.71%

Performance Inception Date	Jul. 09, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/FIAT for more recent performance information.
Net Assets	$ 40,037,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 50,774
Investment Company, Portfolio Turnover	38.00%	[6]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$40,037
Number of Holdings	11
Total Advisory Fee Paid	$50,774
Portfolio Turnover	38%*
*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	27.3
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	27.3
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	27.2
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	27.1
Coinbase Global, Inc., Expiration: 11/01/2024; Exercise Price: $215.50	19.7
Coinbase Global, Inc., Expiration: 11/01/2024; Exercise Price: $172.50	0.7
Coinbase Global, Inc., Expiration: 12/20/2024; Exercise Price: $330.00	0.5
First American Government Obligations Fund - Class X, 4.78%	0.3
Coinbase Global, Inc., Expiration: 11/01/2024; Exercise Price: $187.50	-0.4
Coinbase Global, Inc., Expiration: 11/15/2024; Exercise Price: $215.02	-1.8

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax Gold Miners Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Gold Miners Option Income Strategy ETF
Class Name	YieldMax™ Gold Miners Option Income Strategy ETF
Trading Symbol	GDXY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Gold Miners Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/GDXY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Gold Miners Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/GDXY
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Gold Miners Option Income Strategy ETF	$49	1.08%

The Fund commenced operations on May 20, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.08%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on May 20, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated flat total returns while paying out high monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture. It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

The underlying GDX also had relatively flat performance since inception. The implied volatility of the underlying index plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying GDX saw a generally lower implied volatility. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended October 31, 2024	Since Inception (05/20/2024)
YieldMax™ Gold Miners Option Income Strategy ETF - at NAV	-0.66%
S&P 500® Total Return Index	8.10%

Performance Inception Date	May 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/GDXY for more recent performance information.
Net Assets	$ 31,417,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 86,898
Investment Company, Portfolio Turnover	14.00%	[7]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$31,417
Number of Holdings	9
Total Advisory Fee Paid	$86,898
Portfolio Turnover	14%*
*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	23.1
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	23.1
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	23.0
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	22.9
Vaneck Gold Miners ETF, Expiration: 11/15/2024; Exercise Price: $40.00	3.7
First American Government Obligations Fund - Class X, 4.78%	1.0
Vaneck Gold Miners ETF, Expiration: 11/08/2024; Exercise Price: $42.50	0.9
Vaneck Gold Miners ETF, Expiration: 11/08/2024; Exercise Price: $41.00	-2.0
Vaneck Gold Miners ETF, Expiration: 11/15/2024; Exercise Price: $40.01	-2.7

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax GOOGL Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ GOOGL Option Income Strategy ETF
Class Name	YieldMax™ GOOGL Option Income Strategy ETF
Trading Symbol	GOOY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ GOOGL Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/GOOY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ GOOGL Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/GOOY
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ GOOGL Option Income Strategy ETF	$126	1.20%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying GOOGL saw even implied volatility levels with some months moving higher. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. As the underlying GOOGL performed was positive, GOOY was able to capture a portion of that upside.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (07/27/2023)
YieldMax™ GOOGL Option Income Strategy ETF - at NAV	9.81%	4.69%
S&P 500® Total Return Index	38.02%	21.65%

Performance Inception Date	Jul. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/GOOY for more recent performance information.
Net Assets	$ 70,952,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 389,925
Investment Company, Portfolio Turnover	359.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$70,952
Number of Holdings	9
Total Advisory Fee Paid	$389,925
Annual Portfolio Turnover	359%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	25.0
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	24.6
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	24.1
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	16.9
Alphabet, Inc., Expiration: 12/20/2024; Exercise Price: $165.00	6.9
First American Government Obligations Fund - Class X, 4.78%	4.0
Alphabet, Inc., Expiration: 11/08/2024; Exercise Price: $195.00	0.1
Alphabet, Inc., Expiration: 11/08/2024; Exercise Price: $185.00	-0.1
Alphabet, Inc., Expiration: 12/20/2024; Exercise Price: $165.01	-2.4

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax JPM Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ JPM Option Income Strategy ETF
Class Name	YieldMax™ JPM Option Income Strategy ETF
Trading Symbol	JPMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ JPM Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/JPMO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ JPM Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/JPMO
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ JPM Option Income Strategy ETF	$131	1.18%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying JPM saw implied volatility vary with some higher spikes but more muted within the financial sector. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. As the underlying JPM performed was positive, JPMO was able to capture a portion of that upside.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (09/11/2023)
YieldMax™ JPM Option Income Strategy ETF - at NAV	22.35%	14.60%
S&P 500® Total Return Index	38.02%	25.28%

Performance Inception Date	Sep. 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/JPMO for more recent performance information.
Net Assets	$ 26,428,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 148,388
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$26,428
Number of Holdings	9
Total Advisory Fee Paid	$148,388
Annual Portfolio Turnover	11%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	25.1
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	23.8
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	22.6
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	22.6
First American Government Obligations Fund - Class X, 4.78%	1.5
JPMorgan Chase & Co., Expiration: 12/20/2024; Exercise Price: $225.00	3.3
JPMorgan Chase & Co., Expiration: 11/08/2024; Exercise Price: $230.00	(0.0)*
JPMorgan Chase & Co., Expiration: 11/01/2024; Exercise Price: $225.00	-0.1
JPMorgan Chase & Co., Expiration: 12/20/2024; Exercise Price: $225.01	-4.0

*	Less than -0.05% of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax MRNA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ MRNA Option Income Strategy ETF
Class Name	YieldMax™ MRNA Option Income Strategy ETF
Trading Symbol	MRNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ MRNA Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/MRNY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MRNA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/MRNY
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MRNA Option Income Strategy ETF	$103	1.26%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated negative total returns primarily due to the negative performance of its underlying asset MRNA. It still paid out substantial monthly dividends due to capturing higher volatility. Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying MRNA saw higher implied volatility that was consistent throughout the reporting period. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (10/23/2023)
YieldMax™ MRNA Option Income Strategy ETF - at NAV	-36.73%	-38.14%
S&P 500® Total Return Index	38.02%	36.36%

Performance Inception Date	Oct. 23, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/MRNY for more recent performance information.
Net Assets	$ 28,841,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 199,582
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$28,841
Number of Holdings	11
Total Advisory Fee Paid	$199,582
Annual Portfolio Turnover	27%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	26.1
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	26.0
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	22.4
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	17.0
Moderna, Inc., Expiration: 11/15/2024; Exercise Price: $54.00	9.1
First American Government Obligations Fund - Class X, 4.78%	4.1
Moderna, Inc., Expiration: 11/01/2024; Exercise Price: $59.00	0.0*
Moderna, Inc., Expiration: 11/01/2024; Exercise Price: $60.00	0.0*
Moderna, Inc., Expiration: 11/01/2024; Exercise Price: $55.00	-0.7
Moderna, Inc., Expiration: 11/08/2024; Exercise Price: $61.00	-0.1

*	Less than 0.05% of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax MSFT Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ MSFT Option Income Strategy ETF
Class Name	YieldMax™ MSFT Option Income Strategy ETF
Trading Symbol	MSFO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ MSFT Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/MSFO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MSFT Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/MSFO
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSFT Option Income Strategy ETF	$117	1.07%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying MSFT saw implied volatility start off higher before settling down later. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. As the underlying MSFT performed well, MSFO was able to capture a portion of that upside.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (08/24/2023)
YieldMax™ MSFT Option Income Strategy ETF - at NAV	18.73%	23.45%
S&P 500® Total Return Index	38.02%	26.86%

Performance Inception Date	Aug. 24, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/MSFO for more recent performance information.
Net Assets	$ 80,849,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 498,418
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$80,849
Number of Holdings	11
Total Advisory Fee Paid	$498,418
Annual Portfolio Turnover	21%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	27.3
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	27.1
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	27.1
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	20.9
First American Government Obligations Fund - Class X, 4.78%	0.9
Microsoft Corp., Expiration: 11/15/2024; Exercise Price: $430.00	0.4
Microsoft Corp., Expiration: 11/08/2024; Exercise Price: $437.50	0.1
Microsoft Corp., Expiration: 11/01/2024; Exercise Price: $465.00	0.0*
Microsoft Corp., Expiration: 11/01/2024; Exercise Price: $452.50	0.0*
Microsoft Corp., Expiration: 11/08/2024; Exercise Price: $422.50	-0.3

*	Less than 0.05% of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax MSTR Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ MSTR Option Income Strategy ETF
Class Name	YieldMax™ MSTR Option Income Strategy ETF
Trading Symbol	MSTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ MSTR Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/MSTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MSTR Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/MSTY
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSTR Option Income Strategy ETF	$133	0.99%

The Fund commenced operations on February 21, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	0.99%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on February 21, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated high positive total returns while paying out substantial monthly dividends. The underlying MSTR’s positive performance led to the Fund’s ability to capture a portion of the upside.At the same time, the high implied volatility led to significant option premiums available for sale. Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying MSTY saw large, implied volatility consistently throughout the year. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended October 31, 2024	Since Inception (02/21/2024)
YieldMax™ MSTR Option Income Strategy ETF - at NAV	188.30%
S&P 500® Total Return Index	15.59%

Performance Inception Date	Feb. 21, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/MSTY for more recent performance information.
Net Assets	$ 813,067,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 2,012,519
Investment Company, Portfolio Turnover	0.00%	[8]
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$813,067
Number of Holdings	9
Total Advisory Fee Paid	$2,012,519
Portfolio Turnover	0%*

*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
MicroStrategy, Inc., Expiration: 11/15/2024; Exercise Price: $255.00	7.2
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	1.1
MicroStrategy, Inc., Expiration: 11/01/2024; Exercise Price: $290.00	0.0*
First American Government Obligations Fund - Class X, 4.78%	0.0*
MicroStrategy, Inc., Expiration: 11/01/2024; Exercise Price: $295.00	0.0*
MicroStrategy, Inc., Expiration: 11/01/2024; Exercise Price: $250.00	(0.0)^
MicroStrategy, Inc., Expiration: 11/01/2024; Exercise Price: $260.00	-0.2
MicroStrategy, Inc., Expiration: 11/01/2024; Exercise Price: $255.00	-0.4
MicroStrategy, Inc., Expiration: 11/15/2024; Exercise Price: $255.01	-11.0

*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax NFLX Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ NFLX Option Income Strategy ETF
Class Name	YieldMax™ NFLX Option Income Strategy ETF
Trading Symbol	NFLY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ NFLX Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/NFLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ NFLX Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/NFLY
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ NFLX Option Income Strategy ETF	$138	1.05%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated very positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying NFLX implied volatility started out strong over the year, settled back lower, then moved back up towards the end of the year. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. As the underlying NFLX performed exceptionally well, NFLY was able to capture a nice portion of that upside.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (08/07/2023)
YieldMax™ NFLX Option Income Strategy ETF - at NAV	63.43%	41.66%
S&P 500® Total Return Index	38.02%	22.62%

Performance Inception Date	Aug. 07, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/NFLY for more recent performance information.
Net Assets	$ 51,465,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 387,804
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$51,465
Number of Holdings	8
Total Advisory Fee Paid	$387,804
Annual Portfolio Turnover	51%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	32.4
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	23.9
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	20.5
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	20.5
Netflix, Inc., Expiration: 12/20/2024; Exercise Price: $755.00	4.6
First American Government Obligations Fund - Class X, 4.78%	0.9
Netflix, Inc., Expiration: 11/01/2024; Exercise Price: $770.00	-0.1
Netflix, Inc., Expiration: 12/20/2024; Exercise Price: $755.01	-3.6

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax NVDA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ NVDA Option Income Strategy ETF
Class Name	YieldMax™ NVDA Option Income Strategy ETF
Trading Symbol	NVDY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ NVDA Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/NVDY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ NVDA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/NVDY
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ NVDA Option Income Strategy ETF	$219	1.27%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated very high positive total returns while paying out substantial monthly dividends riding the upward momentum of the underlying NVDA.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying NVDA saw its implied volatility consistently on the higher end of other S&P 500® stocks. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. As the underlying NVDA performed exceptionally well, NVDY was able to capture a nice portion of that upside.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (05/10/2023)
YieldMax™ NVDA Option Income Strategy ETF - at NAV	144.70%	109.58%
S&P 500® Total Return Index	38.02%	26.18%

Performance Inception Date	May 10, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/NVDY for more recent performance information.
Net Assets	$ 1,244,788,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 5,370,370
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$1,244,788
Number of Holdings	11
Total Advisory Fee Paid	$5,370,370
Annual Portfolio Turnover	23%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	27.2
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	26.8
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	26.4
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	11.4
NVIDIA Corp., Expiration: 12/20/2024; Exercise Price: $130.00	10.0
First American Government Obligations Fund - Class X, 4.78%	1.5
NVIDIA Corp., Expiration: 11/08/2024; Exercise Price: $147.00	0.4
NVIDIA Corp., Expiration: 11/08/2024; Exercise Price: $149.00	0.0*
NVIDIA Corp., Expiration: 11/08/2024; Exercise Price: $139.00	-0.1
NVIDIA Corp., Expiration: 11/08/2024; Exercise Price: $140.00	-1.2

*	Less than 0.05% of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax Innovation Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Innovation Option Income Strategy ETF
Class Name	YieldMax™ Innovation Option Income Strategy ETF
Trading Symbol	OARK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Innovation Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/OARK. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Innovation Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/OARK
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Innovation Option Income Strategy ETF	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying ARKK saw a reduction in implied volatility but picked up in the later portion of the year. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (11/22/2022)
YieldMax™ Innovation Option Income Strategy ETF - at NAV	20.85%	2.15%
S&P 500® Total Return Index	38.02%	21.88%

Performance Inception Date	Nov. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/OARK for more recent performance information.
Net Assets	$ 54,444,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 660,200
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$54,444
Number of Holdings	9
Total Advisory Fee Paid	$660,200
Annual Portfolio Turnover	64%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	27.8
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	22.4
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	22.3
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	22.3
ARK Innovation ETF, Expiration: 12/20/2024; Exercise Price: $45.00	6.9
First American Government Obligations Fund - Class X, 4.78%	2.8
ARK Innovation ETF, Expiration: 11/08/2024; Exercise Price: $53.00	0.1
ARK Innovation ETF, Expiration: 11/08/2024; Exercise Price: $50.00	-0.4
ARK Innovation ETF, Expiration: 12/20/2024; Exercise Price: $45.01	-4.6

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax(TM) PLTR Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ PLTR Option Income Strategy ETF
Class Name	YieldMax™ PLTR Option Income Strategy ETF
Trading Symbol	PLTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ PLTR Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/PLTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ PLTR Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/PLTY
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ PLTR Option Income Strategy ETF	$10	1.44%

The Fund commenced operations on October 7, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	1.44%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on October 7, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns. The positive movement in its underlying PLTR allowed it to capture some upside. Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

The implied volatility of the underlying index plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying PLTR saw higher implied volatility.As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended October 31, 2024	Since Inception (10/07/2024)
YieldMax™ PLTR Option Income Strategy ETF - at NAV	-1.43%
S&P 500® Total Return Index	0.22%

Performance Inception Date	Oct. 07, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/PLTY for more recent performance information.
Net Assets	$ 6,161,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 2,343
Investment Company, Portfolio Turnover	0.00%	[9]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$6,161
Number of Holdings	9
Total Advisory Fee Paid	$2,343
Portfolio Turnover	0%*
*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	18.1
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	18.1
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	18.1
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	18.0
Palantir Technologies, Inc., Expiration: 12/20/2024; Exercise Price: $39.00	13.4
Palantir Technologies, Inc., Expiration: 11/08/2024; Exercise Price: $47.00	2.5
First American Government Obligations Fund - Class X, 4.78%	0.8
Palantir Technologies, Inc., Expiration: 11/08/2024; Exercise Price: $43.50	-4.9
Palantir Technologies, Inc., Expiration: 12/20/2024; Exercise Price: $39.01	-6.3

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax PYPL Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ PYPL Option Income Strategy ETF
Class Name	YieldMax™ PYPL Option Income Strategy ETF
Trading Symbol	PYPY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ PYPL Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/PYPY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ PYPL Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/PYPY
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ PYPL Option Income Strategy ETF	$187	1.45%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends. The underlying PYPL’s positive performance positively impacted the Fund’s ability to capture a portion of the upside. Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. In general, during the reporting period, the underlying PYPL had consistently higher implied volatility. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (09/25/2023)
YieldMax™ PYPL Option Income Strategy ETF - at NAV	58.02%	38.04%
S&P 500® Total Return Index	38.02%	30.18%

Performance Inception Date	Sep. 25, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/PYPY for more recent performance information.
Net Assets	$ 45,200,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 174,754
Investment Company, Portfolio Turnover	344.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$45,200
Number of Holdings	10
Total Advisory Fee Paid	$174,754
Annual Portfolio Turnover	344%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	27.2
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	26.6
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	25.7
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	9.6
PayPal Holdings, Inc., Expiration: 12/20/2024; Exercise Price: $75.00	7.9
First American Government Obligations Fund - Class X, 4.78%	5.3
PayPal Holdings, Inc., Expiration: 11/08/2024; Exercise Price: $83.00	0.8
PayPal Holdings, Inc., Expiration: 11/01/2024; Exercise Price: $91.00	0.0*
PayPal Holdings, Inc., Expiration: 11/08/2024; Exercise Price: $80.00	-1.9
PayPal Holdings, Inc., Expiration: 12/20/2024; Exercise Price: $75.01	-2.3

*	Less than 0.05% of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax(TM) SMCI Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ SMCI Option Income Strategy ETF
Class Name	YieldMax™ SMCI Option Income Strategy ETF
Trading Symbol	SMCY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ SMCI Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/SMCY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ SMCI Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/SMCY
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ SMCI Option Income Strategy ETF	$12	0.99%

The Fund commenced operations on September 11, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.99%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on September 11, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated negative total returns primarily due to the poor performance of the underlying SMCI. It did pay out substantial monthly dividends.It is worth noting that the Fund was not live for the entire reporting period so there is limited history. Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying index plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying SMCI saw a high implied volatility.As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended October 31, 2024	Since Inception (09/11/2024)
YieldMax™ SMCI Option Income Strategy ETF - at NAV	-26.75%
S&P 500® Total Return Index	2.88%

Performance Inception Date	Sep. 11, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/SMCY for more recent performance information.
Net Assets	$ 11,596,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 6,707
Investment Company, Portfolio Turnover	0.00%	[10]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$11,596
Number of Holdings	11
Total Advisory Fee Paid	$6,707
Portfolio Turnover	0%*
*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
First American Government Obligations Fund - Class X, 4.78%	50.8
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	19.5
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	19.4
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	19.4
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	19.4
Super Micro Computer, Inc., Expiration: 11/08/2024; Exercise Price: $33.00	6.0
Super Micro Computer, Inc., Expiration: 11/01/2024; Exercise Price: $58.00	0.0*
Super Micro Computer, Inc., Expiration: 11/01/2024; Exercise Price: $57.50	0.0*
Super Micro Computer, Inc., Expiration: 11/01/2024; Exercise Price: $38.00	(0.0)^
Super Micro Computer, Inc., Expiration: 11/01/2024; Exercise Price: $50.00	-0.1

*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax SNOW Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ SNOW Option Income Strategy ETF
Class Name	YieldMax™ SNOW Option Income Strategy ETF
Trading Symbol	SNOY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ SNOW Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/SNOY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ SNOW Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/SNOY
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ SNOW Option Income Strategy ETF	$41	1.04%

The Fund commenced operations on June 10, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	1.04%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on June 10, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated flat total returns while paying out high monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture. It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

The implied volatility of the underlying index plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying SNOW saw generally higher implied volatility. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended October 31, 2024	Since Inception (06/10/2024)
YieldMax™ SNOW Option Income Strategy ETF - at NAV	-1.67%
S&P 500® Total Return Index	6.95%

Performance Inception Date	Jun. 10, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/SNOY for more recent performance information.
Net Assets	$ 18,756,000
Holdings Count | Holdings	14
Advisory Fees Paid, Amount	$ 48,315
Investment Company, Portfolio Turnover	2.00%	[11]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$18,756
Number of Holdings	14
Total Advisory Fee Paid	$48,315
Portfolio Turnover	2%*
*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	26.3
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	24.7
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	21.5
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	17.7
First American Government Obligations Fund - Class X, 4.78%	8.9
Snowflake, Inc., Expiration: 12/20/2024; Exercise Price: $125.00	5.9
Snowflake, Inc., Expiration: 11/08/2024; Exercise Price: $123.00	0.1
Snowflake, Inc., Expiration: 11/01/2024; Exercise Price: $124.00	0.1
Snowflake, Inc., Expiration: 11/01/2024; Exercise Price: $122.00	0.0*
Snowflake, Inc., Expiration: 11/01/2024; Exercise Price: $123.00	(0.0)^

*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax SQ Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ SQ Option Income Strategy ETF
Class Name	YieldMax™ SQ Option Income Strategy ETF
Trading Symbol	SQY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ SQ Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/SQY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ SQ Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/SQY
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ SQ Option Income Strategy ETF	$197	1.43%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends. The underlying SQ’s positive performance positively impacted the Fund’s ability to capture a portion of the upside. Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying SQ saw generally higher implied volatility.As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. As the underlying SQ performed well, SQY was able to capture a nice portion of that upside.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (10/10/2023)
YieldMax™ SQ Option Income Strategy ETF - at NAV	75.00%	51.76%
S&P 500® Total Return Index	38.02%	30.84%

Performance Inception Date	Oct. 10, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/SQY for more recent performance information.
Net Assets	$ 50,274,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 306,130
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$50,274
Number of Holdings	10
Total Advisory Fee Paid	$306,130
Annual Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	26.6
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	26.2
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	24.9
Block, Inc., Expiration: 12/20/2024; Exercise Price: $65.00	14.2
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	9.7
First American Government Obligations Fund - Class X, 4.78%	1.5
Block, Inc., Expiration: 11/01/2024; Exercise Price: $80.00	0.0*
Block, Inc., Expiration: 11/01/2024; Exercise Price: $78.00	0.0*
Block, Inc., Expiration: 11/01/2024; Exercise Price: $74.00	-0.3
Block, Inc., Expiration: 12/20/2024; Exercise Price: $65.01	-3.8

*	Less than 0.05% of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax TSLA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ TSLA Option Income Strategy ETF
Class Name	YieldMax™ TSLA Option Income Strategy ETF
Trading Symbol	TSLY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ TSLA Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/TSLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ TSLA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/TSLY
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ TSLA Option Income Strategy ETF	$109	1.04%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated total returns that were flat while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying TSLA saw a lull in implied volatility but picked up the later portion of the year. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (11/22/2022)
YieldMax™ TSLA Option Income Strategy ETF - at NAV	9.21%	0.65%
S&P 500® Total Return Index	38.02%	21.88%

Performance Inception Date	Nov. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/TSLY for more recent performance information.
Net Assets	$ 826,581,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 7,356,788
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$826,581
Number of Holdings	11
Total Advisory Fee Paid	$7,356,788
Annual Portfolio Turnover	51%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	27.4
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	26.5
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	26.5
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	26.1
Tesla, Inc., Expiration: 11/15/2024; Exercise Price: $255.00	3.7
First American Government Obligations Fund - Class X, 4.78%	2.1
Tesla, Inc., Expiration: 11/08/2024; Exercise Price: $275.00	0.7
Tesla, Inc., Expiration: 11/15/2024; Exercise Price: $245.00	0.2
Tesla, Inc., Expiration: 11/15/2024; Exercise Price: $245.01	-0.1
Tesla, Inc., Expiration: 11/08/2024; Exercise Price: $260.00	-2.0

Material Fund Change [Text Block]

How has the Fund changed?

Effective February 26, 2024, the Fund executed a 1:2 reverse stock split of their issued and outstanding shares.

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no material changes during the reporting period.
YieldMax(TM) TSM Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ TSM Option Income Strategy ETF
Class Name	YieldMax™ TSM Option Income Strategy ETF
Trading Symbol	TSMY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ TSM Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/TSMY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ TSM Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/TSMY
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ TSM Option Income Strategy ETF	$20	0.99%

The Fund commenced operations on August 20, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.99%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on August 20, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture. It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

The implied volatility of the underlying index plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying TSM saw somewhat higher implied volatility, although mixed during its tenure. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended October 31, 2024	Since Inception (08/20/2024)
YieldMax™ TSM Option Income Strategy ETF - at NAV	5.26%
S&P 500® Total Return Index	2.17%

Performance Inception Date	Aug. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/TSMY for more recent performance information.
Net Assets	$ 23,232,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 10,625
Investment Company, Portfolio Turnover	7.00%	[12]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$23,232
Number of Holdings	13
Total Advisory Fee Paid	$10,625
Portfolio Turnover	7%*
*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
First American Government Obligations Fund - Class X, 4.78%	22.1
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	17.2
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	17.2
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	17.1
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	17.1
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/15/2024; Exercise Price: $185.00	5.5
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/08/2024; Exercise Price: $207.50	0.4
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/08/2024; Exercise Price: $205.00	0.1
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/08/2024; Exercise Price: $210.00	0.1
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/08/2024; Exercise Price: $200.00	-0.2

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax Ultra Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Ultra Option Income Strategy ETF
Class Name	YieldMax™ Ultra Option Income Strategy ETF
Trading Symbol	ULTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Ultra Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/ULTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Ultra Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/ULTY
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Ultra Option Income Strategy ETF	$81	1.25%

The Fund commenced operations on February 28, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.25%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on February 28, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated slightly negative total returns while paying out substantial monthly dividends. Since ULTY looks to develop a portfolio of 15-30 underlying stocks with covered calls and/or covered spreads, the volatility of the underlying securities will impact the performance of the Fund where negative moves in the underlying will filter through to the Fund. Since the underlying securities are selected based on a screen for high implied volatility, a significant opportunity to sell higher extrinsic premiums exists to filter through to investors as distributions. Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture. It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

The implied volatility of the underlying securities plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying issues saw high implied volatility on a consistent basis due to the selection criteria. Often the Fund may include positions that have impending earnings announcements and may be volatile in their price movements as well as having high implied volatility around those earnings announcements leading to outsized option premiums. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended October 31, 2024	Since Inception (02/28/2024)
YieldMax™ Ultra Option Income Strategy ETF - at NAV	-7.63%
S&P 500® Total Return Index	13.56%

Performance Inception Date	Feb. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/ULTY for more recent performance information.
Net Assets	$ 205,431,000
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 1,037,770
Investment Company, Portfolio Turnover	717.00%	[13]
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$205,431
Number of Holdings	79
Total Advisory Fee Paid	$1,037,770
Portfolio Turnover	717%*

*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
First American Government Obligations Fund - Class X, 4.78%	14.5
NVIDIA Corp.	5.4
ProShares UltraPro QQQ	5.4
Direxion Daily Small Cap Bull 3X Shares	5.3
NuScale Power Corp.	4.7
MARA Holdings, Inc.	4.5
Unity Software, Inc.	4.4
Redfin Corp.	4.3
Palantir Technologies, Inc.	4.2
MicroStrategy, Inc.	4.0

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMax XOM Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ XOM Option Income Strategy ETF
Class Name	YieldMax™ XOM Option Income Strategy ETF
Trading Symbol	XOMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ XOM Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/XOMO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ XOM Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/XOMO
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ XOM Option Income Strategy ETF	$132	1.25%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying XOM saw implied volatility more measured with small periods of increases. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. As the underlying XOM performed was positive, XOMO was able to capture a portion of that upside.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (08/30/2023)
YieldMax™ XOM Option Income Strategy ETF - at NAV	11.07%	2.73%
S&P 500® Total Return Index	38.02%	23.90%

Performance Inception Date	Aug. 30, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/XOMO for more recent performance information.
Net Assets	$ 32,232,000
Holdings Count | Holdings	12
Advisory Fees Paid, Amount	$ 193,189
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$32,232
Number of Holdings	12
Total Advisory Fee Paid	$193,189
Annual Portfolio Turnover	6%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	26.4
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	24.8
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	24.0
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	15.2
First American Government Obligations Fund - Class X, 4.78%	6.1
Exxon Mobil Corp., Expiration: 11/15/2024; Exercise Price: $115.00	3.4
Exxon Mobil Corp., Expiration: 11/01/2024; Exercise Price: $124.00	0.1
Exxon Mobil Corp., Expiration: 11/08/2024; Exercise Price: $122.00	0.0*
Exxon Mobil Corp., Expiration: 11/01/2024; Exercise Price: $125.00	0.0*
Exxon Mobil Corp., Expiration: 11/08/2024; Exercise Price: $119.00	(0.0)^

*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMaxTM Bitcoin Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Bitcoin Option Income Strategy ETF
Class Name	YieldMax™ Bitcoin Option Income Strategy ETF
Trading Symbol	YBIT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Bitcoin Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YBIT. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Bitcoin Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/YBIT
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Bitcoin Option Income Strategy ETF	$242	4.75%

The Fund commenced operations on April 22, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	4.75%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on April 22, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated negative total returns primarily due to the performance of the underlying bitcoin related ETPs (exchange traded products). At the same time, it paid out substantial monthly dividends. Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.It is worth noting that YBIT was not live during the entire reporting period.

What Factors Influenced Performance?

The implied volatility of underlying exchange traded products plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying ETPs saw higher volatility.As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended October 31, 2024	Since Inception (04/22/2024)
YieldMax™ Bitcoin Option Income Strategy ETF - at NAV	-7.26%
S&P 500® Total Return Index	14.67%

Performance Inception Date	Apr. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/YBIT for more recent performance information.
Net Assets	$ 47,830,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 213,117
Investment Company, Portfolio Turnover	28.00%	[14]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$47,830
Number of Holdings	8
Total Advisory Fee Paid	$213,117
Portfolio Turnover	28%*
*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	29.3
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	29.2
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	24.6
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	22.7
First American Government Obligations Fund - Class X, 4.78%	5.3
ProShares Bitcoin ETF, Expiration: 11/15/2024; Exercise Price: $26.00	0.2
ProShares Bitcoin ETF, Expiration: 11/08/2024; Exercise Price: $21.00	-1.0
Proshares Bitcoin ETF, Expiration: 11/15/2024; Exercise Price: $26.01	-32.6

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMaxTM Magnificent 7 Fund of Option Income ETFs
Shareholder Report [Line Items]
Fund Name	YieldMax™ Magnificent 7 Fund of Option Income ETFs
Class Name	YieldMax™ Magnificent 7 Fund of Option Income ETFs
Trading Symbol	YMAG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Magnificent 7 Fund of Option Income ETFs (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YMAG. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Magnificent 7 Fund of Option Income ETFs c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/YMAG
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Magnificent 7 Fund of Option Income ETFs	$24	0.29%

The Fund commenced operations on January 29, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.29%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on January 29, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The YieldMax™ Magnificent 7 Fund is a “Fund of Funds” in that it holds other individual security YieldMax™ tickers including Apple (AAPL), Amazon (AMZN), Alphabet (GOOGL), Meta Platforms (FBY), Microsoft (MSFT), NVIDIA (NVDA) and Tesla (TSLA). During the reporting period, the Fund generated positive total returns primarily due to the positive performance of the underlying securities contained in the YieldMax™ Funds within the portfolio. It also paid out substantial monthly dividends.It is worth noting that the Fund was not live for the entire reporting period.Selling covered calls or covered call spreads allowed the Fund’s "underlying Funds" to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the collective ETFs held, and their underlying securities play a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying ETFs had varied implied volatility. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since each of the Funds has the downside risk of its underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended October 31, 2024	Since Inception (01/29/2024)
YieldMax™ Magnificent 7 Fund Of Option Income ETFs - at NAV	22.44%
S&P 500® Total Return Index	17.00%

Performance Inception Date	Jan. 29, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/YMAG for more recent performance information.
Net Assets	$ 182,671,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 172,695
Investment Company, Portfolio Turnover	21.00%	[15]
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$182,671
Number of Holdings	8
Total Advisory Fee Paid	$172,695
Portfolio Turnover	21%*

*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Yieldmax TSLA Option Income Strategy ETF	15.1
Yieldmax META Option Income Strategy ETF	14.7
YieldMax GOOGL Option Income Strategy ETF	14.2
YieldMax MSFT Option Income Strategy ETF	14.0
Yieldmax AMZN Option Income Strategy ETF	13.6
YieldMax NVDA Option Income Strategy ETF	13.6
YieldMax AAPL Option Income Strategy ETF	13.5
First American Government Obligations Fund - Class X, 4.78%	1.0

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMaxTM Universe Fund of Option Income ETFs
Shareholder Report [Line Items]
Fund Name	YieldMax™ Universe Fund of Option Income ETFs
Class Name	YieldMax™ Universe Fund of Option Income ETFs
Trading Symbol	YMAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Universe Fund of Option Income ETFs (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YMAX. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Universe Fund of Option Income ETFs c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/YMAX
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Universe Fund of Option Income ETFs	$25	0.29%

The Fund commenced operations on January 16, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.29%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on January 16, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a “Fund of Funds,” meaning that it will primarily invest its assets in other YieldMax™ ETFs. During the reporting period, the Fund generated positive total returns which was a result of its underlying Funds underlying securities and the additional extrinsic options premiums generated that the corresponding Funds generating capturing extrinsic premiums. The Fund paid out higher dividends each month. As other YieldMax™ ETFs become available, they can be included in YMAX so the underlying Funds that are available and the performance of those Funds play a part in the performance of YMAX. It is worth noting that the Fund was not live for the entire reporting period. Selling covered calls or covered call spreads allowed the Fund’s “underlying Funds” to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the collective ETFs held, and their underlying securities play a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying ETFs had varied implied volatility. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since each of the Funds has the downside risk of its underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended October 31, 2024	Since Inception (01/16/2024)
YieldMax™ Universe Fund Of Option Income ETFs - at NAV	15.11%
S&P 500® Total Return Index	21.01%

Performance Inception Date	Jan. 16, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/YMAX for more recent performance information.
Net Assets	$ 345,370,000
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 408,184
Investment Company, Portfolio Turnover	64.00%	[16]
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$345,370
Number of Holdings	30
Total Advisory Fee Paid	$408,184
Portfolio Turnover	64%*

*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
First American Government Obligations Fund - Class X, 4.78%	4.5
Yieldmax TSLA Option Income Strategy ETF	4.3
YieldMax MRNA Option Income Strategy ETF	4.2
Yieldmax Meta Option Income Strategy ETF	4.2
YieldMax JPM Option Income Strategy ETF	4.1
YieldMax NFLX Option Income Strategy ETF	4.0
YieldMax GOOGL Option Income Strategy ETF	4.0
YieldMax ABNB Option Income Strategy ETF	4.0
YieldMax PYPL Option Income Strategy ETF	4.0
YieldMax BABA Option Income Strategy ETF	4.0

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
YieldMaxTM Short N100 Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Short N100 Option Income Strategy ETF
Class Name	YieldMax™ Short N100 Option Income Strategy ETF
Trading Symbol	YQQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Short N100 Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YQQQ. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short N100 Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/YQQQ
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short N100 Option Income Strategy ETF	$21	0.99%

The Fund commenced operations on August 14, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.99%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on August 14, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

YQQQ is part of the inverse YieldMax™ lineup that looks to be positioned synthetically short the underlying QQQ security while selling covered puts and/or covered put spreads. The Fund benefits when QQQ’s share price decreases, generates extrinsic premiums via option selling available as a distribution to investors, and has upside risk of the underlying. During the reporting period, the Fund generated slightly negative total returns while paying out substantial monthly dividends.Selling covered puts or covered put spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the downside capture.It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

When the underlying moves higher, it can create losses for this inverse ETF. The implied volatility of the underlying index plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying QQQ mixed implied volatility with just having missed the August 5th spike and market downturn. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has upside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may give up a portion of the downside which is an expected trade-off in exchange from capturing option premiums.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended October 31, 2024	Since Inception (08/14/2024)
YieldMax™ Short N100 Option Income Strategy ETF - at NAV	-3.09%
S&P 500® Total Return Index	4.89%

Performance Inception Date	Aug. 14, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/YQQQ for more recent performance information.
Net Assets	$ 6,051,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 8,465
Investment Company, Portfolio Turnover	0.00%	[17]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$6,051
Number of Holdings	11
Total Advisory Fee Paid	$8,465
Portfolio Turnover	0%*
*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

*	Less than 0.05% of net assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	25.3
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	25.2
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	25.2
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	24.1
First American Government Obligations Fund - Class X, 4.78%	0.9
Invesco QQQ Trust Series 1, Expiration: 11/15/2024; Exercise Price: $450.00	0.4
Invesco QQQ Trust Series 1, Expiration: 11/15/2024; Exercise Price: $645.00	0.0*
Invesco QQQ Trust Series 1, Expiration: 11/15/2024; Exercise Price: $600.00	0.0*
Invesco QQQ Trust Series 1, Expiration: 11/15/2024; Exercise Price: $585.00	0.0*
Invesco QQQ Trust Series 1, Expiration: 11/01/2024; Exercise Price: $489.00	-1.0

*	Less than 0.05% of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.

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